Schedule of Other Information Related to Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Weighted-average remaining lease term (years) - operating leases	1 year 3 months 18 days	1 year 2 months 12 days
Weighted-average discount rate - operating leases	3.20%	2.90%
Operating cash flows from finance leases
Operating cash flows from operating leases	$ 61,594	$ 36,115